INCOME TAXES: Schedule of Effective Income Tax Rate Reconciliation (Tables)	Sep. 30, 2025
December 31, 2024
Schedule of Effective Income Tax Rate Reconciliation
Year Ended December 31,	2024	2023
Federal statutory rate applied to pre-tax income (loss)	$(97,100)	$(117,800)
Depreciation	(4,600)	(4,700)
Meals and entertainment disallowance	100	200
Other non-deductible expenses	10,300	34,900
Payroll and compensation expenses	38,700	35,700
Change in valuation allowance	53,000	51,700
Total provision for income taxes	$-	$-